Expense Example - Class A Class C and Institutional Class - Guggenheim Long Short Equity Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years
USD ($)	644	1,000	1,379	2,439	354	782	1,336	2,846	153	474	818	1,791